EQUITY	12 Months Ended
Dec. 30, 2018
Share Capital, Reserves And Other Equity Interest [Abstract]
EQUITY
EQUITY:

(a)	Shareholder rights plan:
The Company has a shareholder rights plan which provides the Board of Directors and the shareholders with additional time to assess any unsolicited take-over bid for the Company and, where appropriate, pursue other alternatives for maximizing shareholder value.

(b)	Accumulated other comprehensive income (“AOCI”):
Accumulated other comprehensive income includes the changes in the fair value of the effective portion of qualifying cash flow hedging instruments outstanding at the end of the fiscal year.

(c)	Share capital:
Authorized:
Common shares, authorized without limit as to number and without par value. First preferred shares, without limit as to number and without par value, issuable in series and non-voting. Second preferred shares, without limit as to number and without par value, issuable in series and non-voting. As at December 30, 2018 and December 31, 2017, none of the first and second preferred shares were issued.

Issued:
As at December 30, 2018, there were 206,732,436 common shares (December 31, 2017 - 219,198,989) issued and outstanding, which are net of 3,797 common shares (December 31, 2017 - 4,308) that have been purchased and are held in trust as described in note 13(e).

(d)	Normal course issuer bid:
On February 23, 2017, the Company announced the renewal of a normal course issuer bid (previous NCIB) beginning February 27, 2017 and ending on February 26, 2018, to purchase for cancellation up to 11,512,267 common shares (representing approximately 5% of the Company’s issued and outstanding common shares of the Company). On November 1, 2017, the Company obtained approval from the Toronto Stock Exchange (TSX) to amend its previous NCIB program in order to increase the maximum number of common shares that may be repurchased from 11,512,267 common shares, to 16,117,175 common shares, representing approximately 7% of the Company’s issued and outstanding common shares. No other terms of the previous NCIB were amended.

13. EQUITY (continued):

(d)	Normal course issuer bid (continued):
During the fiscal year ended December 31, 2017, the Company repurchased for cancellation a total of 11,512,267 common shares under a previous NCIB for a total cost of $328.6 million, of which a total of 877,000 common shares were repurchased by way of private agreements with arm’s length third-party sellers. Of the total cost of $328.6 million, $7.7 million was charged to share capital and $320.9 million was charged to retained earnings.

On February 21, 2018, the Board of Directors of the Company approved the initiation of a new NCIB commencing on February 27, 2018 and ending on February 26, 2019 to purchase for cancellation up to 10,960,391 common shares, representing approximately 5% of the Company’s issued and outstanding common shares. On August 1, 2018, the Company obtained approval from the TSX to amend its current NCIB program in order to increase the maximum number of common shares that may be repurchased from 10,960,391 common shares, or approximately 5% of the Company’s issued and outstanding common shares as at February 15, 2018 (the reference date for the NCIB), to 21,575,761 common shares, representing approximately 10% of the public float as at February 15, 2018. No other terms of the NCIB were amended.

During the year ended December 30, 2018, the Company repurchased for cancellation a total of 12,634,693 common shares under its NCIB program for a total cost of $367.5 million, of which a total of 175,732 common shares were repurchased under the previous NCIB. Of the total cost of $367.5 million, $9.2 million was charged to share capital and $358.3 million was charged to retained earnings.

Gildan received approval from the TSX to renew its NCIB commencing on February 27, 2019 to purchase for cancellation up to 10,337,017 common shares, representing approximately 5% of the Gildan’s issued and outstanding common shares. As of February 14, 2019, Gildan had 206,740,357 common shares issued and outstanding.  Gildan is authorized to make purchases under the NCIB until February 26, 2020 in accordance with the requirements of the TSX. Purchases will be made by means of open market transactions on both the TSX and the New York Stock Exchange, or alternative trading systems, if eligible, or by such other means as a securities regulatory authority may permit, including by private agreements under an issuer bid exemption order issued by securities regulatory authorities in Canada. Under the bid, Gildan may purchase up to a maximum of 136,754 Common Shares daily through TSX facilities, which represents 25% of the average daily trading volume on the TSX for the most recently completed six calendar months. The price to be paid by Gildan for any Common Shares will be the market price at the time of the acquisition, plus brokerage fees, and purchases made under an issuer bid exemption order will be at a discount to the prevailing market price in accordance with the terms of the order.

(e)	Common shares purchased as settlement for non-Treasury RSUs:
The Company has established a trust for the purpose of settling the vesting of non-Treasury RSUs. For non-Treasury RSUs that are to be settled in common shares in lieu of cash, the Company directs the trustee to purchase common shares of the Company on the open market to be held in trust for and on behalf of the holders of non-Treasury RSUs until they are delivered for settlement, when the non-Treasury RSUs vest. For accounting purposes, the common shares are considered as held in treasury, and recorded as a temporary reduction of outstanding common shares and share capital. Upon delivery of the common shares for settlement of the non-Treasury RSUs, the number of common shares outstanding is increased, and the amount in contributed surplus is transferred to share capital. As at December 30, 2018, a total of 3,797 common shares purchased as settlement for non-Treasury RSUs were considered as held in treasury, and recorded as a temporary reduction of outstanding common shares and share capital (December 31, 2017 - 4,308 common shares).

(f)	Contributed surplus:
The contributed surplus account is used to record the accumulated compensation expense related to equity-settled share based compensation transactions. Upon the exercise of stock options, the vesting of Treasury RSUs, and the delivery of common shares for settlement of vesting non-Treasury RSUs, the corresponding amounts previously credited to contributed surplus are transferred to share capital.